Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Global Real Estate Fund
Supplement Text	ck0000914243_SupplementTextBlock

February 19, 2015

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Global Real Estate Fund

Supplement to the Prospectus and Summary Prospectus Dated

January 30, 2015

Change in Investment Goal

At a meeting held on February 12, 2015, the Board of Trustees of the Touchstone Global Real Estate Fund (the “Fund”) approved a change in the investment goal of the Fund.  Effective April 21, 2015, the investment goal, as stated in the Fund's prospectus and summary prospectus, is as follows:

“The Touchstone Global Real Estate Fund (the “Fund”) seeks income and capital appreciation.”

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.